COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 12:	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Guarantees, indemnity and liens:

1.	The Company and its subsidiaries issued bank guaranties in the total amount of approximately $388 as a part of the ongoing terms of lease contracts, contracts with existing customers and for tenders.

2.
Under the Fortress Agreement, the Company recorded a fixed floating charge on all of the Company’s assets in favor of the Fortress, limited in amount, in order to secure long-term loan granted by them in favor of the Company.

b.
The Company is party to legal proceedings in the normal course of our business. There are no material pending legal proceedings to which the Company is a party or of which our property is subject. Although the outcome of claims and lawsuits against the Company cannot be accurately predicted, we do not believe that any of the claims and lawsuits, will have a material adverse effect on the Company business, financial condition, results of operations or cash flows for any quarterly or annual period.